N-6	Mar. 31, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Mar. 31, 2025
Amendment Flag	false
Nationwide Advisory VUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the policy. Effective March 31, 2025, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II

Nationwide Advisory VUL | VictoryVariableInsuranceFundsIIVictoryPioneerBondVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II
Nationwide Advisory VUL | VictoryVariableInsuranceFundsIIVictoryPioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II
Nationwide Advisory VUL | VictoryVariableInsuranceFundsIIVictoryPioneerStrategicIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II